SCHEDULE OF DISAGGREGATION OF REVENUE (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Disaggregation of revenue	$ 3,345,449	$ 4,290,538	$ 5,163,909	$ 5,213,810
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue		4,290,538	5,163,909	5,213,810
Supply of Budgeted Prepared Meals [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue		4,008,713	4,759,231	4,961,215
Operation of Food Stall [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue			351,272	236,059
Buffet Catering Services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue		257,110	48,796	14,496
Ancillary Delivery Services [Member]
Disaggregation of Revenue [Line Items]
Disaggregation of revenue		$ 24,715	$ 4,610	$ 2,040